Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Capital and financial risk management
Cash and cash equivalents	€ 7,496	€ 5,821